                               [NATIONWIDE LOGO]

                                   NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-5

                               SEMI-ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                  JUNE 30, 1998







                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO





APO-2750-H(6/98)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to present the 1998 semi-annual report of the Nationwide Variable Account-5.

The bull market continued its run in the first half of 1998. Most of the gains came in the first quarter with more modest returns or small losses for the second half of the period. At this writing, a market correction that began in the second quarter continues to provide a good deal of day-to-day volatility. Much of the capriciousness of the market is due to uncertainty about the economic outcome in Asia. However, we think the correction will be of limited magnitude and duration and will provide a healthy respite before further market advances.

We believe that existing economic and market fundamentals provide an ongoing favorable environment for financial assets. Interest rates remain low; inflation is nearly nonexistent; corporate earnings, albeit slowing, remain positive, and U.S. economic growth appears to be on a modest but sustainable track.

Against this backdrop, we believe our variable insurance products continue to provide the versatile investment vehicle you need to respond to changing market conditions. We are committed to the continual evaluation of our products and services to ensure that we remain responsive to your long-term financial planning and retirement-savings needs.


                                          /s/ Joseph J. Gasper
                                          ------------------------------
                                          Joseph J. Gasper, President
                                          August 17, 1998

                          NATIONWIDE VARIABLE ACCOUNT-5

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1998
                                   (UNAUDITED)

ASSETS:
   Investments at market value:
     American Century VP - American Century VP Advantage (ACVPAdv)
       57,326 shares (cost $348,648) ............................................   $  374,909
     American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
       118,262 shares (cost $1,239,132) .........................................    1,099,840
     Dreyfus Stock Index Fund (DryStkIx)
       68,635 shares (cost $1,462,611) ..........................................    2,060,415
     Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
       203,902 shares (cost $3,924,411) .........................................    5,132,223
     Nationwide SAT - Government Bond Fund (NSATGvtBd)
       63,969 shares (cost $701,329) ............................................      735,641
     Nationwide SAT - Money Market Fund (NSATMyMkt)
       543,095 shares (cost $543,095) ...........................................      543,095
     Nationwide SAT - Total Return Fund (NSATTotRe)
       139,262 shares (cost $1,781,025) .........................................    2,604,197
     Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
       59,891 shares (cost $960,845) ............................................      964,843
                                                                                  ------------
         Total investments ......................................................   13,515,163
   Accounts receivable ..........................................................         -
                                                                                  ------------
         Total assets ...........................................................   13,515,163
ACCOUNTS PAYABLE ................................................................        6,702
                                                                                  ------------
CONTRACT OWNERS' EQUITY ......................................................... $ 13,508,461
                                                                                  ============


                                                                PERIOD
Contract owners' equity represented by:       UNITS           UNIT VALUE                       RETURN
                                            --------           ---------                       -------
   Contracts in accumulation phase:
     American Century VP - American Century
      VP Advantage:
       Tax qualified ......................   14,221          $ 17.173472       $  244,224         10%
       Non-tax qualified ..................    7,610            17.173472          130,690         10%

     American Century VP - American Century
      VP Capital Appreciation:
       Tax qualified ......................   63,153            14.863627          938,683          0%
       Non-tax qualified ..................   10,022            14.863627          148,963          0%

     Dreyfus Stock Index Fund:
       Tax qualified ......................   65,291            25.583023        1,670,341         17%
       Non-tax qualified ..................   15,248            25.583023          390,090         17%

     Fidelity VIP - Equity-Income
      Portfolio:
       Tax qualified ......................  189,929            22.571268        4,286,938         10%
       Non-tax qualified ..................   36,443            22.571268          822,565         10%

     Nationwide SAT - Government Bond Fund:
       Tax qualified ......................   11,149            33.654758          375,217          3%
       Non-tax qualified ..................    9,677            33.667167          325,797          3%

     Nationwide SAT - Money Market Fund:
       Tax qualified ......................   25,223            21.534407          543,162          2%

     Nationwide SAT - Total Return Fund:
       Tax qualified ......................   23,246            90.561482        2,105,192         14%
       Non-tax qualified ..................    5,674            87.956670          499,066         14%

     Neuberger &Berman AMT - Balanced
      Portfolio:
       Tax qualified ......................   42,699            20.162589          860,922         10%
       Non-tax qualified ..................    3,051            20.162589           61,516         10%
                                             =======          ===========

   Reserves for annuity contracts in
    payout phase:
       Tax qualified ......................                                       105,095
                                                                             ------------
                                                                             $ 13,508,461
                                                                             ============








See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-5
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                  TOTAL                              ACVPADV
                                                       -----------------------------    --------------------------------
                                                            1998           1997               1998               1997
                                                      -------------    -------------    -------------       -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $    161,923           149,713             6,119             3,776
  Mortality, expense and administration
    charges (note 2) ............................          (87,288)          (73,146)           (2,102)           (1,611)
                                                      ------------      ------------      ------------      ------------
    Net investment activity .....................           74,635            76,567             4,017             2,165
                                                      ------------      ------------      ------------      ------------

  Proceeds from mutual fund shares sold .........        3,159,973           854,978            47,499            25,566
  Cost of mutual fund shares sold ...............       (2,192,857)         (721,154)          (39,149)          (22,616)
                                                      ------------      ------------      ------------      ------------
    Realized gain (loss) on investments .........          967,116           133,824             8,350             2,950
  Change in unrealized gain (loss) on investmets          (236,709)          679,768            (6,030)           (3,691)
                                                      ------------      ------------      ------------      ------------
    Net gain (loss) on investments ..............          730,407           813,592             2,320              (741)
                                                      ------------      ------------      ------------      ------------
  Reinvested capital gains ......................          489,139           408,765            23,023            13,186
                                                      ------------      ------------      ------------      ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        1,294,181         1,298,924            29,360            14,610
                                                      ------------      ------------      ------------      ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        1,450,040         1,490,731           101,813            24,351
  Transfers between funds .......................             --                --                 538            (5,340)
  Redemptions ...................................       (2,990,566)         (631,907)          (48,604)          (16,075)
  Annuity benefits ..............................           (3,593)             --                --                --
  Annual contract maintenance charge (note 2) ...          (16,127)          (12,598)             (352)             (394)
  Contingent deferred sales charges (note 2) ....         (118,083)          (10,860)           (2,153)             (612)
  Adjustments to maintain reserves ..............           (6,266)              108                (9)               (5)
                                                      ------------      ------------      ------------      ------------
      Net equity transactions ...................       (1,684,595)          835,474            51,233             1,925
                                                      ------------      ------------      ------------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         (390,414)        2,134,398            80,593            16,535
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       13,898,875        10,325,418           294,316           245,261
                                                      ------------      ------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $ 13,508,461        12,459,816           374,909           261,796
                                                      ============      ============      ============      ============


                                                                  ACVPCAPAP                            DRYSTKIX
                                                        ------------------------------     --------------------------------
                                                           1998                1997             1998                1997
                                                       -------------      -------------    -------------      -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................               --                --              13,056            11,871
  Mortality, expense and administration
    charges (note 2) ............................             (7,808)           (8,468)          (12,841)           (8,935)
                                                        ------------      ------------      ------------      ------------
    Net investment activity .....................             (7,808)           (8,468)              215             2,936
                                                        ------------      ------------      ------------      ------------

  Proceeds from mutual fund shares sold .........            394,775           225,070           489,696            45,335
  Cost of mutual fund shares sold ...............           (368,581)         (217,380)         (229,890)          (26,616)
                                                        ------------      ------------      ------------      ------------
    Realized gain (loss) on investments .........             26,194             7,690           259,806            18,719
  Change in unrealized gain (loss) on investmets             (68,488)          (93,779)           45,463           229,727
                                                        ------------      ------------      ------------      ------------
    Net gain (loss) on investments ..............            (42,294)          (86,089)          305,269           248,446
                                                        ------------      ------------      ------------      ------------
  Reinvested capital gains ......................             56,753            27,829             3,067              --
                                                        ------------      ------------      ------------      ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........              6,651           (66,728)          308,551           251,382
                                                        ------------      ------------      ------------      ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................            157,497           192,645           221,807           230,375
  Transfers between funds .......................            (73,366)         (191,133)           47,168           207,925
  Redemptions ...................................           (329,787)          (60,361)         (489,317)          (69,110)
  Annuity benefits ..............................               (509)             --                --                --
  Annual contract maintenance charge (note 2) ...             (1,782)           (1,589)           (2,418)           (1,330)
  Contingent deferred sales charges (note 2) ....            (13,811)           (1,814)          (19,286)             (683)
  Adjustments to maintain reserves ..............               (571)               (3)               12                46
                                                        ------------      ------------      ------------      ------------
      Net equity transactions ...................           (262,329)          (62,255)         (242,034)          367,223
                                                        ------------      ------------      ------------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........           (255,678)         (128,983)           66,517           618,605
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....          1,354,792         1,423,473         1,993,911         1,047,599
                                                        ------------      ------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........          1,099,114         1,294,490         2,060,428         1,666,204
                                                        ============      ============      ============      ============

                          NATIONWIDE VARIABLE ACCOUNT-5
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                             FIDVIPEI                           NSATGVTBD
                                                 ------------------------------      -----------------------------
                                                      1998              1997              1998            1997
                                                 -------------      -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ......................     $    73,941           65,141           21,138           23,054
  Mortality, expense and administration
    charges (note 2) ........................         (33,275)         (27,026)          (4,873)          (4,709)
                                                  -----------      -----------      -----------      -----------
    Net investment activity .................          40,666           38,115           16,265           18,345
                                                  -----------      -----------      -----------      -----------

  Proceeds from mutual fund shares sold .....         961,165          232,470          216,941           21,619
  Cost of mutual fund shares sold ...........        (595,012)        (170,000)        (200,472)         (20,870)
                                                  -----------      -----------      -----------      -----------
    Realized gain (loss) on investments .....         366,153           62,470           16,469              749
  Change in unrealized gain (loss) on investm        (189,946)         183,723           (7,720)          (3,187)
                                                  -----------      -----------      -----------      -----------
    Net gain (loss) on investments ..........         176,207          246,193            8,749           (2,438)
                                                  -----------      -----------      -----------      -----------
  Reinvested capital gains ..................         263,143          327,513             --               --
                                                  -----------      -----------      -----------      -----------
      Net increase (decrease) in contract own
        equity resulting from operations ....         480,016          611,821           25,014           15,907
                                                  -----------      -----------      -----------      -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .........................         420,272          486,299           70,818           49,166
  Transfers between funds ...................          62,963           22,839          (13,952)          (5,015)
  Redemptions ...............................      (1,003,729)        (251,263)        (147,727)         (15,635)
  Annuity benefits ..........................            (738)            --             (1,099)            --
  Annual contract maintenance charge (note 2)          (5,880)          (4,787)            (712)            (552)
  Contingent deferred sales charges (note 2)          (39,748)          (3,507)          (4,775)            (416)
  Adjustments to maintain reserves ..........          (1,396)              23           (1,876)              (2)
                                                  -----------      -----------      -----------      -----------
      Net equity transactions ...............        (568,256)         249,604          (99,323)          27,546
                                                  -----------      -----------      -----------      -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......         (88,240)         861,425          (74,309)          43,453
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .       5,218,994        3,777,410          807,851          708,005
                                                  -----------      -----------      -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .......     $ 5,130,754        4,638,835          733,542          751,458
                                                  ===========      ===========      ===========      ===========


                                                            NSATMYMKT                         NSATTOTRE
                                                  ----------------------------       ----------------------------
                                                      1998           1997                1998           1997
                                                  -------------  -------------      -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ......................          13,450           10,915           13,838           19,279
  Mortality, expense and administration
    charges (note 2) ........................          (3,371)          (2,821)         (16,991)         (13,961)
                                                  -----------      -----------      -----------      -----------
    Net investment activity .................          10,079            8,094           (3,153)           5,318
                                                  -----------      -----------      -----------      -----------

  Proceeds from mutual fund shares sold .....         159,607           69,186          608,648          113,586
  Cost of mutual fund shares sold ...........        (159,607)         (69,186)        (356,941)         (81,029)
                                                  -----------      -----------      -----------      -----------
    Realized gain (loss) on investments .....            --               --            251,707           32,557
  Change in unrealized gain (loss) on investm            --               --             96,845          340,071
                                                  -----------      -----------      -----------      -----------
    Net gain (loss) on investments ..........            --               --            348,552          372,628
                                                  -----------      -----------      -----------      -----------
  Reinvested capital gains ..................            --               --               --               --
                                                  -----------      -----------      -----------      -----------
      Net increase (decrease) in contract own
        equity resulting from operations ....          10,079            8,094          345,399          377,946
                                                  -----------      -----------      -----------      -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .........................         149,452          125,360          177,764          271,686
  Transfers between funds ...................         (16,602)         (32,895)           7,570           45,041
  Redemptions ...............................        (136,394)         (20,672)        (607,535)        (107,925)
  Annuity benefits ..........................            --               --               --               --
  Annual contract maintenance charge (note 2)            (780)            (563)          (3,054)          (2,272)
  Contingent deferred sales charges (note 2)           (5,965)             (27)         (24,851)          (1,834)
  Adjustments to maintain reserves ..........              10               11               (3)              57
                                                  -----------      -----------      -----------      -----------
      Net equity transactions ...............         (10,279)          71,214         (450,109)         204,753
                                                  -----------      -----------      -----------      -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......            (200)          79,308         (104,710)         582,699
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .         543,367          391,728        2,708,919        1,897,043
                                                  -----------      -----------      -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .......         543,167          471,036        2,604,209        2,479,742
                                                  ===========      ===========      ===========      ===========

                        NATIONWIDE VARIABLE ACCOUNT-5
                             STATEMENTS OF OPERATIONS AND CHANGES
                                  IN CONTRACT OWNERS' EQUITY
                        SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                         (UNAUDITED)

                                                               NBAMTBAL
                                                      ---------------------------
                                                          1998           1997
                                                      -------------  -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $  20,381         15,677
  Mortality, expense and administration
    charges (note 2) ............................        (6,027)        (5,615)
                                                      ---------      ---------
    Net investment activity .....................        14,354         10,062
                                                      ---------      ---------

  Proceeds from mutual fund shares sold .........       281,642        122,146
  Cost of mutual fund shares sold ...............      (243,205)      (113,457)
                                                      ---------      ---------
    Realized gain (loss) on investments .........        38,437          8,689
  Change in unrealized gain (loss) on investments      (106,833)        26,904
                                                      ---------      ---------
    Net gain (loss) on investments ..............       (68,396)        35,593
                                                      ---------      ---------
  Reinvested capital gains ......................       143,153         40,237
                                                      ---------      ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        89,111         85,892
                                                      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       150,617        110,849
  Transfers between funds .......................       (14,319)       (41,422)
  Redemptions ...................................      (227,473)       (90,866)
  Annuity benefits ..............................        (1,247)          --
  Annual contract maintenance charge (note 2 ....        (1,149)        (1,111)
  Contingent deferred sales charges (note 2) ....        (7,494)        (1,967)
  Adjustments to maintain reserves ..............        (2,433)           (19)
                                                      ---------      ---------
      Net equity transactions ...................      (103,498)       (24,536)
                                                      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       (14,387)        61,356
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       976,725        834,899
                                                      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $ 962,338        896,255
                                                      =========      =========


See accompanying notes to financial statements.

                                NATIONWIDE VARIABLE ACCOUNT-5

                                NOTES TO FINANCIAL STATEMENTS

                                    JUNE 30, 1998 AND 1997
                                         (UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization and Nature of Operations

       Nationwide Variable Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On December 31, 1993, the accumulation unit values for each fund sub-account of Nationwide Variable Account-5 were established at a unit value equal to the accumulation unit values of the corresponding fund sub-account of the Nationwide Multi-Flex Variable Account. The first deposits were received by the Account on May 4, 1994.

       The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

   (b) The Contracts

       Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

          Portfolios of the American Century Variable Portfolios, Inc. (American Century VP)(formerly TCI Portfolios, Inc.);
            American Century VP - American Century VP Advantage (ACVPAdv)
              (formerly TCI Portfolios - TCI Advantage)
            American Century VP - American Century VP Capital Appreciation
              (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)

          Dreyfus Stock Index Fund (DryStkIx)

          Portfolio of the Fidelity Variable Insurance Products Fund
            (Fidelity VIP);
            Fidelity VIP - Equity-Income Portfolio (FidVIPEI)

          Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
            Nationwide SAT - Government Bond Fund (NSATGvtBd)
            Nationwide SAT - Money Market Fund (NSATMyMkt)
            Nationwide SAT - Total Return Fund (NSATTotRe)

          Portfolio of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
            Neuberger &Berman AMT - Balanced Portfolio (NBAMTBal)

       At June 30, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

   (c) Security Valuation, Transactions and Related Investment Income

       The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1998. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

   (d) Federal Income Taxes

       Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

       The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

   (e) Use of Estimates in the Preparation of Financial Statements

       The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) EXPENSES

    The Company does not deduct a sales charge from purchase payments received from the contract owners.However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.



                                       10
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                             [THIS PAGE LEFT BLANK INTENTIONALLY]

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company


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                                  U.S. Postage
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